Contingencies - Additional Information (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Contingent Liabilities [Line Items]
Bank guarantee outstanding in respect of rental deposit	$ 39,478	$ 43,000
Within One Year
Disclosure Of Contingent Liabilities [Line Items]
Amount payable	0	$ 0
More Than One Year
Disclosure Of Contingent Liabilities [Line Items]
Amount payable	$ 11,512,675		$ 11,548,205